UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock China A Opportunities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

                    Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2020

Date of reporting period: 04/30/2020

Item 1 – Report to Stockholders

APRIL 30, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock FundsSM

• BlackRock China A Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 537-4942 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. While markets have since recovered some of these losses as countries around the world begin reopening, there is still significant uncertainty surrounding the long-term impact of the pandemic on the global economy.

Returns for most securities were robust for the first three quarters of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the global economy on hold, all types of international equities ended the reporting period with negative performance, while in the U.S. only large-capitalization stocks delivered a slightly positive return.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is underway, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize. Both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(3.16)%	0.86%
U.S. small cap equities (Russell 2000® Index)	(15.47)	(16.39)
International equities (MSCI Europe, Australasia, Far East Index)	(14.21)	(11.34)
Emerging market equities (MSCI Emerging Markets Index)	(10.50)	(12.00)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.85	2.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	10.73	19.78
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.86	10.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.26)	2.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(6.60)	(4.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of April 30, 2020	BlackRock China A Opportunities Fund

Investment Objective

BlackRock China A Opportunities Fund’s (the “Fund”) investment objective is to seek to maximize total return. Total return means the combination of capital appreciation and investment income.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended April 30, 2020, the Fund outperformed its benchmark, the MSCI China A Onshore Index.

What factors influenced performance?

Sentiment and quality insights supported the Fund’s positive relative performance over the reporting period. Insights that trade alongside broker analyst recommendations were most beneficial to Fund returns, followed by fundamental momentum as measured by multiple periods of earnings surprise. Incorporating alternative data to obtain a more real-time gauge of company business activities, such as through credit card and online transactions or mobile application usage, also contributed positively. Approximately 90% of the positive contributions to relative performance stemmed from superior stock selection with the remainder driven by industry weightings.

In sector terms, positive contributions were led by positioning in information technology (“IT”), communication services, materials and industrials, while overweight positions in health care, financials and energy detracted. Positioning across the consumer complex, specifically an overweight to staples and an underweight to discretionary, was also additive amid the coronavirus outbreak. In terms of individual names, the largest contributors were Wuhan Guide Infrared Co. Ltd., Sieyuan Electric Co. Ltd., DHC Software Co. Ltd., Glodon Co. Ltd., and Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.

The few detracting insights over the period fell within valuation and contrarian-based sentiment.

In terms of individual names, the largest detractors included Jiangsu Kanion Pharmaceutical Co. Ltd., Yantai Jereh Oilfield Services Group Co. Ltd., Contemporary Amperex Technology Co. Ltd., China Everbright Bank Co. Ltd. and Greenland Holdings Corp. Ltd.

Describe recent portfolio activity.

The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities, while seeking to control incremental risk. BlackRock Advisors, LLC, the Fund’s investment adviser, then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.

Over the period, the Fund’s underweight in IT was moved to a neutral stance, while the overweight in consumer staples, specifically in food producers and food retailers, was increased. A significant overweight in industrials was trimmed while the neutral weighting in financials was moved to an overweight.

Describe portfolio positioning at period end.

At the end of the period, relative to the benchmark the Fund’s largest sector overweights were in consumer staples, industrials and financials, while materials and utilities were notable underweights.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock China A Opportunities Fund

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns (a)(b)
	6-Month Total Returns	1 Year	Since Inception (c)
Institutional	4.34%	3.49%	28.71%
Class K	4.28	3.51	28.72
MSCI China A Onshore Index(d)	3.83	(0.21)	24.32

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Class K Shares do not have a sales charge. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.
(b)	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers domiciled in the People’s Republic of China (“China” and, for the purpose of this report, excluding Hong Kong, Macau and Taiwan) and listed in China (i.e., A-shares), and derivatives that have similar economic characteristics to such securities. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in MSCI China A Onshore Index.
(c)	The Fund commenced operations on December 27, 2018.
(d)	The index captures large and mid-cap representation across China securities listed on the Shanghai Stock Exchange and Shenzhen Stock Exchange. Past performance is not indicative of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Overview of the Fund’s Total Investments

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Net Assets
Financials	26%
Information Technology	16
Consumer Staples	15
Industrials	14
Health Care	11
Consumer Discretionary	7
Real Estate	4
Materials	4
Communication Services	2
Energy	1
Short-Term Securities	—	(a)
Other Assets Less Liabilities	—	(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

(a)	Represents less than 1% of the Fund’s net assets.

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets
Ping An Insurance Group Co. of China Ltd., Class A	4%
Industrial Bank Co. Ltd., Class A	4
Kweichow Moutai Co. Ltd., Class A	3
Jiangsu Hengrui Medicine Co. Ltd., Class A	3
Hundsun Technologies, Inc., Class A	3
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2
China Merchants Bank Co. Ltd., Class A	2
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2
China Minsheng Banking Corp. Ltd., Class A	2

(a)	Excludes short-term investments.

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2019 and held through April 30, 2020) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical (a)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (b)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,043.40	$4.93	$1,000.00	$1,020.04	$4.87	0.97%
Class K	1,000.00	1,042.80	4.77	1,000.00	1,020.19	4.72	0.94

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) April 30, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.5%

Aerospace & Defense — 1.1%
Avicopter plc, Class A	26,495	$164,775

Airlines — 0.7%
China Express Airlines Co. Ltd., Class A(a)	53,400	104,438

Auto Components — 1.3%
Bethel Automotive Safety Systems Co. Ltd., Class A	25,400	98,493
Sailun Group Co. Ltd., Class A	17,300	10,893
Shandong Linglong Tyre Co. Ltd., Class A	24,295	73,755

		183,141

Automobiles — 1.0%
BYD Co. Ltd., Class A	6,800	56,668
Great Wall Motor Co. Ltd., Class A	74,400	83,961

		140,629

Banks — 12.8%
Bank of Beijing Co. Ltd., Class A	12,400	8,679
Bank of Changsha Co. Ltd., Class A	9,200	10,140
Bank of Communications Co. Ltd., Class A	39,600	28,852
Bank of Guiyang Co. Ltd., Class A	68,300	75,725
Bank of Jiangsu Co. Ltd., Class A	51,600	43,827
Bank of Shanghai Co. Ltd., Class A	99,700	114,510
China CITIC Bank Corp. Ltd., Class A	202,100	147,634
China Construction Bank Corp., Class A	38,000	34,362
China Everbright Bank Co. Ltd., Class A	477,500	250,329
China Merchants Bank Co. Ltd., Class A	68,800	337,601
China Minsheng Banking Corp. Ltd., Class A	363,992	301,326
Industrial Bank Co. Ltd., Class A	226,900	528,093

		1,881,078

Beverages — 7.5%
Anhui Yingjia Distillery Co. Ltd., Class A	7,100	16,154
Kweichow Moutai Co. Ltd., Class A	2,579	457,755
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	23,596	353,752
Wuliangye Yibin Co. Ltd., Class A	14,600	276,752

		1,104,413

Biotechnology — 0.5%
Hualan Biological Engineering, Inc., Class A	13,919	75,930

Building Products — 0.1%
ZBOM Home Collection Co. Ltd., Class A	4,500	14,442

Capital Markets — 7.3%
China Merchants Securities Co. Ltd., Class A	117,000	301,205
East Money Information Co. Ltd., Class A	11,600	29,414
Everbright Securities Co. Ltd., Class A	28,000	43,621
First Capital Securities Co. Ltd., Class A	69,697	67,471
Guotai Junan Securities Co. Ltd., Class A	96,600	227,828
Haitong Securities Co. Ltd., Class A(a)	43,726	78,375
Huatai Securities Co. Ltd., Class A	85,000	214,463
Industrial Securities Co. Ltd., Class A	126,900	106,756

		1,069,133

Chemicals — 0.9%
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	8,900	5,178
Hengli Petrochemical Co. Ltd., Class A	34,600	68,186

Security	Shares	Value

Chemicals (continued)
Valiant Co. Ltd., Class A	8,400	$17,821
Weihai Guangwei Composites Co. Ltd., Class A	6,100	46,561

		137,746

Commercial Services & Supplies — 0.5%
Shanghai M&G Stationery, Inc., Class A	10,400	74,917

Communications Equipment — 1.6%
Addsino Co. Ltd., Class A(a)	42,900	92,131
Skyworth Digital Co. Ltd., Class A	8,863	13,005
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	11,100	40,685
Yealink Network Technology Corp. Ltd., Class A	5,300	67,063
ZTE Corp., Class A(a)	3,899	22,233

		235,117

Construction & Engineering — 3.5%
China National Chemical Engineering Co. Ltd., Class A	123,200	106,207
China Railway Construction Corp. Ltd., Class A	154,500	210,875
China Railway Group Ltd., Class A	102,000	83,667
China State Construction Engineering Corp. Ltd., Class A	119,800	87,734
Shanghai Construction Group Co. Ltd., Class A	26,100	12,043
Shanghai Tunnel Engineering Co. Ltd., Class A	21,500	17,235

		517,761

Construction Materials — 1.6%
Gansu Qilianshan Cement Group Co. Ltd., Class A	91,200	210,405
Guangdong Tapai Group Co. Ltd., Class A	9,000	16,713

		227,118

Electrical Equipment — 2.8%
Contemporary Amperex Technology Co. Ltd., Class A	6,705	132,583
Jiawei Renewable Energy Co. Ltd., Class A(a)	66,200	28,923
Shenzhen Megmeet Electrical Co. Ltd., Class A	7,500	21,940
Sieyuan Electric Co. Ltd., Class A	52,500	143,677
Zhejiang Wanma Co. Ltd., Class A	83,700	85,559

		412,682

Electronic Equipment, Instruments & Components — 4.7%
Beijing Dahao Technology Corp. Ltd., Class A	52,600	56,015
GoerTek, Inc., Class A	29,700	79,770
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	24,800	110,937
Lens Technology Co. Ltd., Class A	13,300	33,368
Luxshare Precision Industry Co. Ltd., Class A	24,420	160,437
Shennan Circuits Co. Ltd., Class A	700	22,457
Telling Telecommunication Holding Co. Ltd., Class A(a)	76,600	58,425
XGD, Inc., Class A(a)	32,600	62,641
Zhuzhou Hongda Electronics Corp. Ltd., Class A	30,800	107,423

		691,473

Energy Equipment & Services — 0.7%
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	27,600	96,203

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 1.2%
Beijing Enlight Media Co. Ltd., Class A	5,000	$7,439
G-bits Network Technology Xiamen Co. Ltd., Class A	800	42,493
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	24,935	126,091

		176,023

Food & Staples Retailing — 0.5%
Chengdu Hongqi Chain Co. Ltd., Class A	56,000	77,386

Food Products — 7.2%
Chacha Food Co. Ltd., Class A	21,186	142,711
Foshan Haitian Flavouring & Food Co. Ltd., Class A	18,900	325,101
Fujian Sunner Development Co. Ltd., Class A	13,300	40,443
Hebei Chengde Lolo Co., Class A	41,360	35,321
Henan Shuanghui Investment & Development Co. Ltd., Class A(a)	9,698	54,941
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,793	182,991
Muyuan Foodstuff Co. Ltd., Class A	7,900	140,898
Sanquan Food Co. Ltd., Class A	14,000	42,132
Wens Foodstuffs Group Co. Ltd., Class A	23,300	98,701

		1,063,239

Health Care Equipment & Supplies — 1.1%
Jafron Biomedical Co. Ltd., Class A	4,100	63,810
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,600	92,812

		156,622

Health Care Providers & Services — 1.7%
China National Accord Medicines Corp. Ltd., Class A	19,620	112,959
Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	5,500	25,856
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	7,600	19,770
Topchoice Medical Corp., Class A(a)	5,200	89,122

		247,707

Hotels, Restaurants & Leisure — 0.7%
Guangzhou Restaurant Group Co. Ltd., Class A	7,400	30,168
Shenzhen Overseas Chinese Town Co. Ltd., Class A	81,600	74,585

		104,753

Household Durables — 3.2%
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,215	39,752
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	14,400	53,542
KingClean Electric Co. Ltd., Class A	6,200	18,758
Oppein Home Group, Inc., Class A	11,498	170,651
Suofeiya Home Collection Co. Ltd., Class A	60,570	158,975
Xilinmen Furniture Co. Ltd., Class A	9,800	14,726
Zhejiang Meida Industrial Co. Ltd., Class A	12,700	19,461

		475,865

Insurance — 6.1%
China Pacific Insurance Group Co. Ltd., Class A	29,400	126,111
New China Life Insurance Co. Ltd., Class A	38,600	242,145

Security	Shares	Value

Insurance (continued)
Ping An Insurance Group Co. of China Ltd., Class A	51,400	$533,594

		901,850

Life Sciences Tools & Services — 1.4%
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,600	17,088
Joinn Laboratories China Co. Ltd., Class A(a)	11,500	153,821
WuXi AppTec Co. Ltd., Class A	2,900	40,849

		211,758

Machinery — 5.2%
Canny Elevator Co. Ltd., Class A	11,700	12,861
CRRC Corp. Ltd., Class A	21,600	18,724
Sany Heavy Industry Co. Ltd., Class A	33,100	90,540
Tian Di Science & Technology Co. Ltd., Class A	43,000	18,311
Weichai Power Co. Ltd., Class A	93,898	175,449
Zhengzhou Yutong Bus Co. Ltd., Class A	57,000	104,488
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	378,881	340,046

		760,419

Media — 0.2%
Guangdong South New Media Co. Ltd., Class A(a)	1,500	32,632

Metals & Mining — 1.2%
Baoshan Iron & Steel Co. Ltd., Class A	119,700	81,752
Huaibei Mining Holdings Co. Ltd., Class A	10,200	12,117
Inner Mongolia Eerduosi Resources Co. Ltd., Class A	10,600	11,132
Nanjing Iron & Steel Co. Ltd., Class A	100,700	45,089
Shandong Humon Smelting Co. Ltd., Class A(a)	5,000	9,966
Shengda Resources Co. Ltd., Class A(a)	6,154	9,471

		169,527

Oil, Gas & Consumable Fuels — 0.1%
Guizhou Panjiang Refined Coal Co. Ltd., Class A	22,200	15,956

Paper & Forest Products — 0.0%
Shandong Chenming Paper Holdings Ltd., Class A	5,600	3,852

Pharmaceuticals — 5.6%
Changchun High & New Technology Industry Group, Inc., Class A	2,800	232,204
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	12,900	23,052
Jiangsu Hengrui Medicine Co. Ltd., Class A	32,440	420,358
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	51,279	96,452
Jiangzhong Pharmaceutical Co. Ltd., Class A	28,200	47,620
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	4,000	5,775

		825,461

Professional Services — 0.3%
Centre Testing International Group Co. Ltd., Class A	18,397	43,832

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock China A Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 4.2%
Beijing Capital Development Co. Ltd., Class A	38,500	$35,824
China Union Holdings Ltd., Class A	77,280	42,953
China Vanke Co. Ltd., Class A	12,499	46,731
Greenland Holdings Corp. Ltd., Class A	196,204	155,265
Jinke Properties Group Co. Ltd., Class A	28,400	31,553
Oceanwide Holdings Co. Ltd., Class A	33,300	16,249
Poly Developments and Holdings Group Co. Ltd., Class A	80,900	182,973
Shenzhen World Union Group, Inc., Class A	23,100	9,097
Shenzhen Zhenye Group Co. Ltd., Class A	133,500	93,409

		614,054

Semiconductors & Semiconductor Equipment — 2.7%
Gigadevice Semiconductor Beijing, Inc., Class A	1,400	54,202
LONGi Green Energy Technology Co. Ltd., Class A	42,500	183,205
SG Micro Corp., Class A	800	35,397
Shenzhen Goodix Technology Co. Ltd., Class A	3,600	118,550

		391,354

Software — 6.3%
Beijing Join-Cheer Software Co. Ltd., Class A(a)	11,100	9,864
Glodon Co. Ltd., Class A	40,400	295,658
Hundsun Technologies, Inc., Class A	25,359	362,797
Iflytek Co. Ltd., Class A	9,100	42,082
Sangfor Technologies, Inc., Class A	2,900	77,915
Venustech Group, Inc., Class A	22,900	131,092

		919,408

Specialty Retail — 0.5%
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	62,100	66,533

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.0%
Inspur Electronic Information Industry Co. Ltd., Class A	6,300	$36,689
Shenzhen Sinovatio Technology Co. Ltd., Class A	4,092	103,976

		140,665

Textiles, Apparel & Luxury Goods — 0.5%
Dazzle Fashion Co. Ltd., Class A	21,800	65,898

Trading Companies & Distributors — 0.0%
Xiamen C & D, Inc., Class A	5,097	5,979

Total Common Stocks — 99.5% (Cost: $13,513,775)		14,601,769

Total Long-Term Investments — 99.5% (Cost: $13,513,775)		14,601,769

Short-Term Securities — 0.3%(b)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%*	40,616	40,616
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.11%	259	259

Total Short-Term Securities — 0.3% (Cost: $40,875)		40,875

Total Investments — 99.8% (Cost: 13,554,650)		14,642,644

Other Assets Less Liabilities — 0.2%		35,181

Net Assets — 100.0%		$14,677,825

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the six months ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19	Shares Purchased	Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	40,616	—	40,616	$40,616	$912	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock China A Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$14,601,769	$—	$14,601,769
Short-Term Securities	40,875	—	—	40,875

	$40,875	$14,601,769	$—	$14,642,644

(a)	See above Schedule of Investments for values in each industry.

See notes to financial statements.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

April 30, 2020

BlackRock China A Opportunities Fund

ASSETS
Investments at value — unaffiliated (cost — $13,514,034)	$14,602,028
Investments at value — affiliated (cost — $40,616)	40,616
Foreign currency at value (cost — $98,302)	98,967
Receivables:
Capital shares sold	100
Dividends — affiliated	7
From the Manager	5,139
From affiliates	1,039
Prepaid expenses	24,805

Total assets	14,772,701

LIABILITIES
Payables:
Accounting services fees	11,582
Administration fees	137
Custodian fees	10,206
Investment advisory fees	50
Printing fees	12,012
Professional fees	56,324
Other accrued expenses	4,565

Total liabilities	94,876

NET ASSETS	$14,677,825

NET ASSETS CONSIST OF
Paid-in capital	$12,329,739
Accumulated earnings	2,348,086

NET ASSETS	$14,677,825

NET ASSET VALUE
Institutional — Based on net assets of $8,252,446 and 666,990 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.37

Class K — Based on net assets of $6,425,379 and 519,244 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.37

See notes to financial statements.

FINANCIAL STATEMENTS	11

Statement of Operations  (unaudited)

Six Months Ended April 30, 2020

BlackRock China A Opportunities Fund

INVESTMENT INCOME
Dividends — affiliated	$912
Dividends — unaffiliated	11,924
Foreign taxes withheld	(1,245)

Total investment income	11,591

EXPENSES
Investment advisory	55,786
Offering	37,127
Professional	35,909
Accounting services	22,995
Registration	16,941
Pricing	15,906
Custodian	7,635
Trustees and Officer	5,104
Administration	3,161
Printing	2,591
Administration — class specific	1,488
Transfer agent — class specific	312
Miscellaneous	6,207

Total expenses	211,162
Less:
Administration fees waived — class specific	(656)
Fees waived and/or reimbursed by the Manager	(139,432)
Transfer agent fees waived and/or reimbursed — class specific	(61)

Total expenses after fees waived and/or reimbursed	71,013

Net investment loss	(59,422)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	1,355,680
Foreign currency transactions	3,392

1,359,072

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(633,174)
Foreign currency translations	(1,078)

(634,252)

Net realized and unrealized gain	724,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$665,398

See notes to financial statements.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

	BlackRock China A Opportunities Fund
	Six Months Ended 04/30/20 (unaudited)	Period from 12/27/18 (a) to 10/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(59,422)	$211,703
Net realized gain	1,359,072	1,612,103
Net change in unrealized appreciation (depreciation)	(634,252)	1,722,911

Net increase in net assets resulting from operations	665,398	3,546,717

DISTRIBUTIONS TO SHAREHOLDERS (b)
Institutional	(1,053,033)	—
Class K	(849,377)	—

Decrease in net assets resulting from distributions to shareholders	(1,902,410)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	421,763	11,946,357

NET ASSETS
Total increase (decrease) in net assets	(815,249)	15,493,074
Beginning of period	15,493,074	—

End of period	$14,677,825	$15,493,074

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	13

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock China A Opportunities Fund
	Institutional
	Six Months Ended 04/30/20 (unaudited)	Period from 12/27/18 (a) to 10/31/19

Net asset value, beginning of period	$13.44	$10.00

Net investment income (loss) (b)	(0.05)	0.20
Net realized and unrealized gain	0.62	3.24

Net increase from investment operations	0.57	3.44

Distributions (c)
From net investment income	(0.42)	—
From net realized gain	(1.22)	—

Total distributions	(1.64)	—

Net asset value, end of period	$12.37	$13.44

Total Return (d)
Based on net asset value	4.34%(e)	34.40%(e)

Ratios to Average Net Assets
Total expenses	2.59%(f)(g)	3.31%(f)(h)(i)

Total expenses after fees waived and/or reimbursed	0.97%(f)	0.96%(f)(i)

Net investment income (loss)	(0.81)%(f)	1.85%(f)(i)

Supplemental Data
Net assets, end of period (000)	$8,252	$8,592

Portfolio turnover rate	70%	128%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.84%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.60%.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock China A Opportunities Fund
	Class K
	Six Months Ended 04/30/20 (unaudited)	Period from 12/27/18 (a) to 10/31/19

Net asset value, beginning of period	$13.45	$10.00

Net investment income (loss) (b)	(0.05)	0.19
Net realized and unrealized gain	0.61	3.26

Net increase from investment operations	0.56	3.45

Distributions (c)
From net investment income	(0.42)	—
From net realized gain	(1.22)	—

Total distributions	(1.64)	—

Net asset value, end of period	$12.37	$13.45

Total Return (d)
Based on net asset value	4.28%(e)	34.50%(e)

Ratios to Average Net Assets
Total expenses	2.59%(f)(g)	3.36%(f)(h)(i)

Total expenses after fees waived and/or reimbursed	0.94%(f)	0.94%(f)(i)

Net investment income (loss)	(0.79)%(f)	1.81%(f)(i)

Supplemental Data
Net assets, end of period (000)	$6,425	$6,901

Portfolio turnover rate	70%	128%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.85%.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.65%.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock China A Opportunities Fund (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold only to certain eligible investors.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.75%
$1 Billion — $3 Billion	0.71
Greater than $3 Billion	0.68

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended April 30, 2020, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the Statement of Operations:

Institutional	$833
Class K	655
$1,488

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2020, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended April 30, 2020, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$63
Class K	22
$85

For the six months ended April 30, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$251
Class K	61
$312

Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to February 28, 2020, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended April 30, 2020, the amount waived was $56.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through February 28, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2020, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.99%
Class K	0.94

The Manager has agreed not to reduce or discontinue these contractual expense limitations through February 28, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended April 30, 2020, the Manager waived and/or reimbursed $139,376, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended April 30, 2020, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived
Class K	$ 656

Transfer Agent Fees Waived and/or Reimbursed
Class K	$ 61

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 27, 2025, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of April 30, 2020, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2021	2022
Fund Level	$ 287,587	$ 139,376
Class K	1,158	717

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2020, the Fund did not participate in the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

5.	PURCHASES AND SALES

For the six months ended April 30, 2020, purchases and sales of investments, excluding short-term securities, were $9,938,643 and $11,381,161, respectively.

6.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the period ended October 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$13,594,871

Gross unrealized appreciation	$1,694,489
Gross unrealized depreciation	(646,716)

Net unrealized appreciation	$1,047,773

7.	BANK BORROWINGS

BlackRock FundsSM, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2020, the Fund did not borrow under the credit agreement.

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: As of period end, the Fund invested a significant portion of its assets in securities in the Financials sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

9.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 04/30/20		Period from 12/27/18 to 10/31/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	15,052	$186,783	639,117	$6,796,268
Shares issued in reinvestment of distributions	18,942	232,612	—	—
Shares redeemed	(6,112)	(76,130)	(9)	(111)
Net increase	27,882	$343,265	639,108	$6,796,157
Class K
Shares sold	3,701	$50,677	513,278	$5,150,210
Shares issued in reinvestment of distributions	2,266	27,821	—	—
Shares redeemed	—	—	(1)	(10)
Net increase	5,967	$78,498	513,277	$5,150,200
Total Net Increase	33,849	$421,763	1,152,385	$11,946,357

As of April 30, 2020, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:

Institutional	500,000
Class K	500,000

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	21

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of BlackRock China A Opportunities Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

  Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.

New York, NY 10179

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	23

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 537-4942.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 537-4942.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 537-4942; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 537-4942 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	25

Want to know more?

blackrock.com    |    800-537-4942

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CHINA-4/20-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrant – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 2, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 2, 2020

3